Supplemental Data	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Data
Supplemental Data
Supplemental Balance Sheet Data (in thousands):

	December 31, 2015	December 31, 2014
Summary of accrued expenses:
Accrued payroll and fringes	$18,350	$13,224
Accrued taxes	1,435	2,150
Income taxes payable	2,164	2,028
Accrued interest	70	1,123
Accrued rebates	8,081	8,602
Warranty payable	1,259	1,264
Accrued transportation and disposal costs	5,714	9,439
Other accrued expenses	6,694	11,407
Total	$43,767	$49,237

	Year ended December 31,
Warranty liability:	2015	2014
Beginning balance	$1,264	$4,491
Accrual	343	1,918
Warranty payments	(348)	(1,266)
Deconsolidation of subsidiary	—	(3,879)
Ending balance	$1,259	$1,264

Supplemental Cash Flow Statement Data (in thousands):

	December 31, 2015	December 31, 2014	December 31, 2013
Interest paid	$21,180	$16,033	$18,997
Taxes paid	$6,494	$12,226	$18,600